Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/26	$105	$132,923
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/26 (Call 07/01/24)	170	199,565
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	150	188,889
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	110	138,217

		659,594

Arizona — 2.8%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	25	31,579
Arizona Transportation Board RB, 5.00%, 07/01/26	170	213,608
City of Phoenix AZ GO
5.00%, 07/01/26	180	226,770
5.00%, 07/01/27 (Call 07/01/26)	90	112,968
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/30 (Call 07/01/26)	200	250,116
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	100	126,315
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	124,992
University of Arizona (The) RB, Series A, 4.00%, 06/01/28 (Call 06/01/26)	50	58,648

		1,144,996

Arkansas — 0.1%
State of Arkansas GO, 5.00%, 10/01/26 (Call 10/01/24)	20	23,689

California — 13.5%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(a)	50	46,940
California State Public Works Board RB
5.00%, 04/01/26	50	62,858
5.00%, 10/01/26 (Call 10/01/24)	75	89,167
5.00%, 04/01/29 (Call 10/01/26)	100	126,294
Series C, 5.00%, 11/01/27 (Call 11/01/26)	35	44,513
Series D, 4.00%, 04/01/28 (Call 10/01/26)	125	149,794
California State University RB
5.00%, 11/01/26	70	89,345
Series A, 5.00%, 11/01/26 (Call 11/01/25)	75	92,824
El Camino Community College District GO, Series C, 0.00%, 08/01/26(a)	50	47,645
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(a)	40	37,754
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(a)	80	76,368
Grossmont Union High School District GO, 0.00%, 08/01/26 (AGM)(a)	50	47,447
Los Angeles Community College District/CA GO
4.00%, 08/01/29 (Call 08/01/26)	50	60,355
Series C, 5.00%, 06/01/26	30	38,219
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 06/01/30 (Call 06/01/26)	80	99,818
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/26	100	128,060
Series B, 5.00%, 07/01/26 (Call 06/01/26)	30	38,319
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/29 (Call 01/01/26)	70	87,505
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/26	190	240,633
Series C, 5.00%, 07/01/26 (Call 07/01/24)	160	188,611
Metropolitan Water District of Southern California RB Series A, 2.50%, 07/01/26	110	122,266

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/26	$100	$127,723
Ohlone Community College District GO, 4.00%, 08/01/29 (Call 08/01/26)	65	78,461
Palo Alto Unified School District GO, 0.00%, 08/01/26(a)	70	67,262
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/29 (Call 08/01/26)	55	66,390
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	25	31,689
San Diego Unified School District/CA GO
0.00%, 07/01/26(a)	20	18,880
0.00%, 07/01/26 (ETM)(a)	30	28,889
4.00%, 07/01/29 (Call 07/01/26)	95	114,434
Series R-5, 5.00%, 07/01/26	75	95,741
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	85	105,216
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NPFGC)(a)	185	176,841
Series B, 0.00%, 09/01/26 (NPFGC)(a)	95	90,810
Santa Barbara Community College District GO, 5.00%, 08/01/29 (Call 08/01/26)	50	63,512
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	70	89,132
Santa Clara Valley Water District COP, 5.00%, 02/01/29 (Call 02/01/26)	40	49,493
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/26 (Call 08/01/25)	40	47,378
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	50	59,836
State of California Department of Water Resources RB
5.00%, 12/01/26 (Call 06/01/26)	50	63,765
5.00%, 12/01/27 (Call 12/01/26)	110	142,251
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	25	30,180
State of California GO
4.00%, 09/01/27 (Call 09/01/26)	100	121,425
4.00%, 08/01/28 (Call 08/01/26)	80	96,562
5.00%, 08/01/26 (Call 08/01/25)	90	110,672
5.00%, 10/01/26	220	282,106
5.00%, 11/01/26	100	128,558
5.00%, 09/01/28 (Call 09/01/26)	500	634,305
5.00%, 09/01/29 (Call 09/01/26)	100	126,518
5.00%, 08/01/30 (Call 08/01/26)	25	31,426
Series C, 5.00%, 08/01/27 (Call 08/01/26)	150	190,609
Series C, 5.00%, 08/01/28 (Call 08/01/26)	100	126,531
University of California RB
5.00%, 05/15/26	25	31,872
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	105	124,017

		5,467,219

Colorado — 0.7%
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	75	88,713
5.00%, 12/01/30 (Call 12/01/26) (SAW)	100	126,102
University of Colorado RB, Series A-2, 5.00%, 06/01/26	50	62,744

		277,559

Connecticut — 1.7%
State of Connecticut GO
5.00%, 09/15/26	70	87,520
5.00%, 10/15/26	120	150,378
Series B, 5.00%, 05/15/27 (Call 05/15/26)	100	123,344

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 09/01/27 (Call 09/01/26)	$100	$123,893
Series A, 5.00%, 09/01/28 (Call 09/01/26)	25	30,857
Series B, 5.00%, 09/01/28 (Call 09/01/26)	140	172,798

		688,790

Delaware — 1.0%
Delaware Transportation Authority RB, 5.00%, 07/01/27 (Call 07/01/26)	85	106,635
State of Delaware GO
5.00%, 02/01/26	80	100,314
Series D, 5.00%, 07/01/27 (Call 07/01/26)	50	63,224
Series D, 5.00%, 07/01/30 (Call 07/01/26)	90	113,146

		383,319

District of Columbia — 0.6%
District of Columbia GO
Series B, 5.00%, 06/01/26 (Call 06/01/25)	50	61,061
Series D, 5.00%, 06/01/27 (Call 12/01/26)	125	160,296
Series D, 5.00%, 06/01/28 (Call 12/01/26)	25	31,952

		253,309

Florida — 4.6%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	85	101,331
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	170	207,524
Florida Department of Environmental Protection RB, 5.00%, 07/01/26 (Call 07/01/25)	165	201,435
Orange County School Board COP, 5.00%, 08/01/26	50	61,975
Reedy Creek Improvement District GOL
5.00%, 06/01/26	100	125,422
5.00%, 06/01/27 (Call 06/01/26)	50	62,354
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/27 (Call 02/01/26)	60	73,729
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	123,728
School District of Broward County/FL COP
Series B, 5.00%, 07/01/26	25	30,840
Series B, 5.00%, 07/01/27 (Call 07/01/26)	40	49,086
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	50	62,892
Series C, 5.00%, 07/01/29 (Call 07/01/26)	125	156,651
State of Florida GO
5.00%, 06/01/26 (Call 06/01/24)	40	47,242
5.00%, 06/01/26 (Call 06/01/25)	110	134,749
5.00%, 07/01/26	70	88,514
5.00%, 06/01/28 (Call 06/01/26)	50	63,203
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	126,208
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/26	115	145,953

		1,862,836

Georgia — 0.5%
State of Georgia GO
Series A-1, 5.00%, 02/01/26	30	37,636
Series E, 5.00%, 12/01/28 (Call 12/01/26)	100	127,844
Series F, 5.00%, 01/01/26	25	31,282

		196,762

Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB, 5.00%, 07/01/28 (Call 07/01/26)	100	125,453

Security	Par (000)	Value

Hawaii (continued)
City & County of Honolulu HI GO, Series B, 5.00%, 10/01/26 (Call 10/01/25)	$75	$92,154
State of Hawaii GO
5.00%, 10/01/29 (Call 10/01/26)	100	125,525
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	100	123,044
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	125	157,937
State of Hawaii State Highway Fund RB, 5.00%, 01/01/29 (Call 07/01/26)	50	62,234

		686,347

Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	80	98,524

Illinois — 1.1%
Chicago O’Hare International Airport RB, 5.00%, 01/01/26	120	145,272
State of Illinois GO
Series B, 5.13%, 09/01/26	150	171,958
Series D, 5.00%, 11/01/26	100	113,672

		430,902

Indiana — 1.8%
Indiana Finance Authority RB
5.00%, 02/01/26	100	124,898
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	118,902
Series C, 5.00%, 06/01/27 (Call 12/01/26)	60	76,335
Series E, 5.00%, 02/01/26	30	37,469
Series E, 5.00%, 02/01/29 (Call 08/01/26)	160	201,488
Indiana University RB, 5.00%, 06/01/26	125	157,925

		717,017

Kansas — 0.2%
State of Kansas Department of Transportation RB, 5.00%, 09/01/26 (Call 09/01/25)	50	60,830

Louisiana — 1.1%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	124,421
Series B, 5.00%, 05/01/26 (Call 05/01/25)	50	60,324
State of Louisiana GO
5.00%, 09/01/26	25	31,563
Series B, 5.00%, 08/01/26	100	124,610
Series B, 5.00%, 08/01/29 (Call 08/01/26)	55	68,530
State of Louisiana RB, Series A, 5.00%, 09/01/26	30	37,248

		446,696

Maine — 0.3%
State of Maine GO, Series B, 5.00%, 06/01/26	100	126,077

Maryland — 3.8%
County of Anne Arundel MD GOL
5.00%, 10/01/26	100	128,089
5.00%, 10/01/26 (Call 10/01/25)	90	111,216
County of Baltimore MD GO, 5.00%, 03/01/26	100	125,714
County of Charles MD RB, 5.00%, 10/01/26	100	127,949
County of Montgomery MD GO
4.00%, 12/01/26 (Call 12/01/24)	25	28,838
5.00%, 11/01/26	55	70,550
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	145	185,272
State of Maryland Department of Transportation RB
5.00%, 10/01/28 (Call 10/01/26)	150	190,056
5.00%, 10/01/29 (Call 10/01/26)	85	107,337
State of Maryland GO
5.00%, 08/01/26	95	120,931
Series B, 5.00%, 08/01/26	80	101,837

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	$75	$95,002
5.00%, 06/01/27 (Call 06/01/26) (GTD)	100	126,156

		1,518,947

Massachusetts — 3.7%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	72,191
City of Cambridge MA GOL, 5.00%, 02/15/26	45	56,549
Commonwealth of Massachusetts GOL
5.00%, 07/01/26	100	126,783
5.00%, 09/01/26	100	127,417
5.00%, 12/01/26	75	96,285
5.00%, 07/01/30 (Call 07/01/26)	100	125,194
Series B, 5.00%, 01/01/26	20	24,977
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	50	62,679
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/26 (Call 07/01/25)	100	122,077
Series A, 4.00%, 07/01/26	50	60,313
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/26	80	99,326
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 (Call 08/01/24)	115	135,993
Series B, 5.25%, 08/01/26 (AGM)	200	256,868
University of Massachusetts Building Authority RB, 5.00%, 11/01/26	100	126,861

		1,493,513

Michigan — 1.0%
Michigan State Building Authority RB
5.00%, 04/15/27 (Call 10/15/26)	80	100,969
Series I, 5.00%, 04/15/26 (Call 10/15/25)	90	110,819
Series I, 5.00%, 10/15/30 (Call 10/15/26)	55	68,434
State of Michigan RB, 5.00%, 03/15/26	110	135,895

		416,117

Minnesota — 0.8%
County of Hennepin MN GO, 5.00%, 12/01/30 (Call 12/01/26)	165	209,118
State of Minnesota GO, Series B, 4.00%, 08/01/26 (Call 08/01/24)	100	114,042

		323,160

Mississippi — 0.7%
State of Mississippi GO
5.00%, 10/01/26	35	44,563
Series B, 5.00%, 12/01/29 (Call 12/01/26)	140	178,140
Series C, 5.00%, 10/01/26 (Call 10/01/25)	60	73,833

		296,536

Missouri — 0.8%
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	50	62,819
Missouri Highway & Transportation Commission RB, First Series, 5.00%, 05/01/26 (Call 05/01/24)	100	116,746
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	125	152,052

		331,617

Nebraska — 0.9%
Nebraska Public Power District RB, 5.00%, 01/01/29 (Call 01/01/26)	200	245,394
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 02/01/26)	100	123,821

		369,215

Security	Par (000)	Value

Nevada — 1.4%
Clark County School District GOL, Series A, 5.00%, 06/15/26	$75	$91,695
County of Clark NV GOL
5.00%, 11/01/26 (Call 11/01/24)	80	94,829
Series B, 5.00%, 11/01/27 (Call 11/01/26)	100	125,953
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	35	43,335
County of Clark NV RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	90	104,306
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	30	36,416
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	70	84,257

		580,791

New Jersey — 1.9%
County of Union New Jersey GO, 4.00%, 03/01/26	35	42,026
New Jersey Economic Development Authority RB
4.25%, 06/15/26 (Call 06/15/25)	125	137,736
Series AAA, 5.00%, 06/15/26	100	117,314
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/28 (Call 06/15/26)	125	146,075
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	93,210
Series A, 5.00%, 06/15/30 (Call 06/15/26)	70	81,169
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	111,619
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	28,623

		757,772

New Mexico — 0.3%
New Mexico Finance Authority RB, 5.00%, 06/15/26 (Call 06/15/24)	100	117,351

New York — 10.5%
City of New York NY GO
5.00%, 03/01/26 (Call 03/01/24)	100	116,078
5.00%, 08/01/27 (Call 08/01/26)	100	124,015
Series A, 5.00%, 08/01/26	100	126,214
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	110	135,261
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	62,456
Series C, 5.00%, 08/01/28 (Call 02/01/26)	50	61,170
Series E, 5.00%, 08/01/30 (Call 08/01/26)	55	67,631
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	25	30,631
Long Island Power Authority RB, 5.00%, 09/01/26	100	124,428
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/26	115	129,493
Series B-2, 5.00%, 11/15/26	125	152,044
Series B3B, 5.00%, 11/15/30 (Call 11/15/26)	145	173,407
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (SAW)	100	126,018
5.00%, 07/15/30 (Call 01/15/26) (SAW)	195	236,188
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/29 (Call 05/01/26)	40	49,616
Series E1, 4.00%, 02/01/26	125	148,667
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	150	183,960
Series F-3, 5.00%, 02/01/30 (Call 02/01/26)	40	49,056
New York City Water & Sewer System RB
5.00%, 06/15/26	50	63,274
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	156,213
New York State Dormitory Authority RB
5.00%, 03/15/26	150	187,228
5.00%, 03/15/26 (Call 09/15/25)	75	92,029
5.00%, 03/15/29 (Call 09/15/26)	60	74,653

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/26 (Call 02/15/24)	$45	$52,098
Series A, 5.00%, 02/15/29 (Call 08/15/26)	85	106,089
Series A1, 4.00%, 10/01/26	55	66,843
Series D, 5.00%, 02/15/28 (Call 08/15/26)	170	212,860
New York State Environmental Facilities Corp. RB, Series E, 5.00%, 06/15/26	50	63,341
New York State Thruway Authority RB
5.00%, 01/01/26	100	121,237
5.00%, 01/01/28 (Call 01/01/26)	140	168,585
New York State Urban Development Corp. RB
4.00%, 03/15/26	20	23,809
5.00%, 03/15/30 (Call 03/15/26)	170	208,340
Series A-1, 5.00%, 03/15/26	100	124,568
Port Authority of New York & New Jersey RB, 5.00%, 07/15/26	100	124,991
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (Call 10/15/24)	100	118,543
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/26	105	131,513
Series C-1, 5.00%, 11/15/26	50	62,625

		4,255,172

North Carolina — 2.6%
County of Buncombe NC RB, 5.00%, 06/01/26	45	56,558
County of Orange NC GO, 5.00%, 08/01/26	300	382,092
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/29 (Call 07/01/26)	100	121,966
State of North Carolina GO
5.00%, 05/01/26	55	69,530
Series A, 5.00%, 06/01/26	125	158,419
Series A, 5.00%, 06/01/28 (Call 06/01/26)	150	188,886
State of North Carolina RB, Series B, 5.00%, 06/01/26	70	88,207

		1,065,658

Ohio — 2.1%
City of Columbus OH GO, 4.00%, 08/15/26 (Call 08/15/25)	75	88,064
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	100	124,702
Ohio Water Development Authority RB, 5.00%, 12/01/27 (Call 12/01/26)	250	319,695
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/26	30	37,863
State of Ohio GO
5.00%, 05/01/26	75	94,765
Series S, 5.00%, 05/01/26	100	126,353
State of Ohio RB, Series B, 5.00%, 10/01/26	30	37,760

		829,202

Oklahoma — 0.6%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	40	49,909
Series A, 5.00%, 06/01/30 (Call 12/01/26)	65	81,573
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	100	122,483

		253,965

Oregon — 1.9%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/27 (Call 05/01/26)	150	188,170
Oregon State Lottery RB, 5.00%, 04/01/26 (Call 04/01/25) (MORAL OBLG)	150	181,770
Portland Community College District GO
5.00%, 06/15/28 (Call 06/15/26)	50	62,616
5.00%, 06/15/29 (Call 06/15/26)	80	99,610

Security	Par (000)	Value

Oregon (continued)
State of Oregon GO
5.00%, 06/01/26	$50	$63,434
5.00%, 12/01/29 (Call 12/01/26)	135	172,152

		767,752

Pennsylvania — 3.0%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	75	93,061
Commonwealth of Pennsylvania GO
First Series, 5.00%, 09/15/26	100	126,119
Second Series, 5.00%, 09/15/26	155	195,484
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	200	251,010
County of Chester PA GO, 4.00%, 07/15/27 (Call 07/15/26)	100	120,183
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	90	110,768
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/26	155	192,428
School District of Philadelphia (The) GOL, 5.00%, 09/01/26 (SAW)	100	123,427

		1,212,480

Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	70	83,387

Tennessee — 3.0%
City of Knoxville TN Electric System Revenue RB, 5.00%, 07/01/26	90	113,027
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	30	36,379
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	135	168,986
County of Montgomery TN GO, 5.00%, 04/01/26	100	124,447
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	100	125,847
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	90	107,445
5.00%, 01/01/26	65	80,978
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/26	30	37,636
State of Tennessee GO
5.00%, 08/01/28 (Call 08/01/26)	140	177,428
Series A, 5.00%, 08/01/26	95	120,931
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/26	85	107,952

		1,201,056

Texas — 13.3%
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	25	31,198
Austin Independent School District GO
5.00%, 08/01/26	100	126,416
5.00%, 08/01/30 (Call 08/01/26) (PSF)	75	94,006
City of Austin TX GOL
5.00%, 09/01/28 (Call 09/01/26)	75	94,587
5.00%, 09/01/29 (Call 09/01/26)	125	158,327
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/30 (Call 11/15/26)	110	138,619
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26)	100	126,991
Series A, 5.00%, 10/01/29 (Call 10/01/26)	155	195,625
City of Fort Worth TX GOL, 5.00%, 03/01/26	50	62,387
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	25	28,930
5.00%, 02/01/30 (Call 08/01/26)	125	156,686
Series A, 5.00%, 02/01/26	100	124,713
City of San Antonio TX GOL, 5.00%, 08/01/26	115	145,612

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Clear Creek Independent School District GO
5.00%, 02/15/26 (Call 02/15/24)	$70	$82,009
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	73,027
County of Fort Bend TX GOL, 5.00%, 03/01/28 (Call 03/01/26)	100	124,152
County of Harris TX GO, 5.00%, 10/01/26	120	152,534
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	100	122,226
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	120	148,834
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	45	54,912
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/26 (PSF)	40	50,041
Dallas Area Rapid Transit RB
5.00%, 12/01/26	35	44,309
Series A, 5.00%, 12/01/26 (Call 12/01/24)	60	71,007
Denton Independent School District GO, 5.00%, 08/15/27 (Call 02/15/26) (PSF)	115	142,588
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	150	180,909
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	75	94,964
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	123,928
Series C, 5.00%, 08/15/26 (PSF)	100	126,291
Lower Colorado River Authority RB, Series B, 5.00%, 05/15/26 (Call 05/15/25)	45	54,374
Mansfield Independent School District GO, 5.00%, 02/15/26 (PSF)	100	124,483
North East Independent School District/TX GO, 4.00%, 08/01/30 (Call 08/01/26) (PSF)	150	178,057
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	100	124,513
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	25	31,275
North Texas Tollway Authority RB
5.00%, 01/01/26	30	36,833
5.00%, 01/01/29 (Call 01/01/26)	120	144,686
Series A, 5.00%, 01/01/28 (Call 01/01/26)	75	91,327
Northwest Independent School District GO, 5.00%, 02/15/29 (Call 02/15/26) (PSF)	80	99,142
San Jacinto College District GOL, 5.00%, 02/15/26 (Call 02/15/25)	50	60,278
State of Texas GO
5.00%, 08/01/27 (Call 08/01/26)	95	120,032
5.00%, 04/01/29 (Call 04/01/26)	180	224,118
Series A, 5.00%, 04/01/29 (Call 04/01/26)	100	124,510
Texas A&M University RB
Series C, 5.00%, 05/15/26	75	94,630
Series E, 4.00%, 05/15/27 (Call 05/15/26)	45	53,954
Texas State University System RB, 5.00%, 03/15/26	60	74,912
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/30 (Call 10/01/26)	50	62,797
5.25%, 04/01/26	25	31,650
Series A, 5.00%, 10/01/26	100	127,042
Texas Water Development Board RB
5.00%, 04/15/26	70	87,967
Series A, 5.00%, 10/15/26	100	127,537
Series B, 5.00%, 10/15/26	100	127,537
University of Texas System (The) RB, Series C, 5.00%, 08/15/26	85	108,273

		5,385,755

Utah — 0.3%
State of Utah GO, 5.00%, 07/01/26	70	89,359

Security	Par (000)	Value

Utah (continued)
Utah Transit Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/25)	$35	$42,609

		131,968

Vermont — 0.3%
Vermont Municipal Bond Bank RB, 5.00%, 12/01/26	100	128,165

Virginia — 3.8%
City of Falls Church VA GO, 5.00%, 07/15/27 (Call 07/15/26)	150	190,996
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	30	37,733
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	50	62,060
County of Arlington VA GO
5.00%, 08/15/26	35	44,607
Series A, 5.00%, 08/15/30 (Call 08/15/26)	160	203,371
County of Fairfax VA GO, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	50	60,090
County of Fairfax VA Sewer Revenue RB, Series A, 5.00%, 07/15/29 (Call 07/15/26)	190	241,289
Virginia College Building Authority RB
5.00%, 02/01/26	135	168,862
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	92,344
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	116,668
5.00%, 09/15/27 (Call 09/15/26)	125	157,477
Virginia Public Building Authority RB, 5.00%, 08/01/26	40	50,783
Virginia Public School Authority RB, 5.00%, 08/01/26	95	120,609

		1,546,889

Washington — 5.0%
City of Seattle WA GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	213,715
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 04/01/26	55	69,178
Series B, 5.00%, 04/01/28 (Call 04/01/26)	80	99,759
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/26	55	69,657
County of Pierce WA GOL, 5.00%, 07/01/26	85	107,255
Energy Northwest RB
Series A, 5.00%, 07/01/26	220	278,628
Series C, 5.00%, 07/01/26 (Call 07/01/24)	100	117,711
King County School District No. 405 Bellevue GO, 5.00%, 12/01/30 (Call 12/01/26) (GTD)	205	258,798
State of Washington GO
5.00%, 08/01/28 (Call 08/01/26)	225	283,982
5.00%, 07/01/30 (Call 01/01/26)	160	196,824
5.00%, 08/01/30 (Call 08/01/26)	130	163,032
Series C, 5.00%, 02/01/26	25	31,317
University of Washington RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	100	126,633

		2,016,489

West Virginia — 0.7%
School Building Authority of West Virginia RB, 5.00%, 07/01/26 (Call 07/01/24)	100	117,626
State of West Virginia GO
Series A, 0.00%, 11/01/26 (NPFGC)(a)	100	95,627
Series B, 5.00%, 12/01/26	45	57,674

		270,927

Wisconsin — 2.3%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	45	57,001

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin GO
4.00%, 11/01/26 (Call 05/01/25)	$75	$87,678
5.00%, 11/01/26 (Call 05/01/25)	270	328,952
State of Wisconsin RB, Series B, 5.00%, 05/01/28 (Call 05/01/26)	100	124,612
Wisconsin Department of Transportation RB
5.00%, 07/01/26	70	88,935
5.00%, 07/01/26 (Call 07/01/25)	150	183,286
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	40,784

		911,248

Total Municipal Debt Obligations — 98.5% (Cost: $38,420,186)		39,789,598

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.04%(b)(c)	210	210,033

Total Short-Term Investments — 0.5% (Cost: $210,017)		210,033

Total Investments in Securities — 99.0% (Cost: $38,630,203)		39,999,631

Other Assets, Less Liabilities — 1.0%		422,051

Net Assets — 100.0%		$40,421,682

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$81,827	$128,117	(a)	$—	$75	$14	$210,033	210	$1,418	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$39,789,598	$—	$39,789,598
Money Market Funds	210,033	—	—	210,033

	$210,033	$39,789,598	$—	$39,999,631

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Portfolio Abbreviations — Fixed Income (continued)

PSF	Permanent School Fund

RB	Revenue Bond

SAW	State Aid Withholding

7